21. DEFERRED TAX ASSETS AND LIABILITIES (Details 2) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Deferred Tax Assets And Liabilities Details 2
Changes in deferred tax assets	$ (62.7)	$ 6.5
Changes in deferred tax liabilities	21.7	36.8
Currency translation adjustments	6.4	(0.1)
Deferred tax income (expense)	(34.6)	43.2
Deferred tax income (expense) recognized in the statement of comprehensive income	(34.4)	42.7	$ 1.6
Deferred tax income (expense) recognized in equity	$ (0.2)	$ 0.5